Other payables to third parties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other payables to third parties
Purchases of property, plant and equipment	221,232	367,426
Payable for land use rights	35,000
Miscellaneous tax payables	18,253	25,011
Deposits	5,433	6,049
Labor services payables	11,959	13,883
Logistic charges	28,422	37,528
Payable to staff	52,732
Interest	88,060	15,938
Others	21,179	14,280
Total other payables	482,270	480,115
Weighted averge interest rate at which short term borrowings are borrowed from employees (as a percent)	9.00%